Organization and Nature of Operations (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Aug. 28, 2019	Aug. 22, 2019
Organization and Nature of Operations (Details) [Line Items]
Incorporated date	Sep. 27, 2018
Ordinary shares authorized	250,000,000	250,000,000
Ordinary stock, par value	$ 0.0002	$ 0.0002
Ordinary shares issued	14,259,182	13,239,182
Ordinary shares outstanding	14,259,182	13,239,182
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest rate	99.00%		5.00%	94.00%
Di Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest rate	1.00%
Huadi International Group Co., Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Incorporated date	Sep. 27, 2018
Ordinary shares authorized	250,000,000
Ordinary stock, par value	$ 0.0002
Ordinary shares issued	14,259,182
Ordinary shares outstanding	14,259,182
Yongqiang Tuoxing Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Incorporated date	Oct. 02, 2018
Ordinary shares authorized	50,000
Ordinary stock, par value	$ 1